Reportable Segments and Geographic Information - Information By Strategic Business Units (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Electric motorcycles, parts and accessories and apparel revenue, net	$ 14,708	$ 12,506	$ 10,401	$ 22,907		$ 46,833	$ 35,806	$ 30,863
Cost of goods sold	13,743	12,896	10,348	23,244		43,929	38,380	55,819
Selling, administrative and engineering expense	21,988	18,966	15,752	34,718	$ 56,706	87,859	65,608	52,099
Operating loss	$ (21,023)	$ (19,356)	$ (15,699)	$ (35,055)	$ (56,078)	(84,955)	(68,182)	(77,055)
Electric Motorcycles
Segment Reporting Information
Electric motorcycles, parts and accessories and apparel revenue, net						13,999	9,705	14,319
Cost of goods sold						23,268	22,006	45,742
Selling, administrative and engineering expense						79,836	57,996	43,033
Operating loss						(89,105)	(70,297)	(74,456)
STACYC
Segment Reporting Information
Electric motorcycles, parts and accessories and apparel revenue, net						32,834	26,101	16,544
Cost of goods sold						20,661	16,374	10,077
Selling, administrative and engineering expense						8,023	7,612	9,066
Operating loss						$ 4,150	$ 2,115	$ (2,599)